Discontinued Operations - Discontinued operations results of operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lease Revenues	$ 14,106	$ 14,318	$ 13,883
Depreciation, depletion and amortization	5,828	5,855	7,898
Operating expenses	3,333	4,134	4,285
Management company indirect	2,951	2,514	1,765
Property taxes	2,826	2,941	2,625
Corporate expenses	3,511	2,556	3,952
Total operating profit	5,134	5,756	1,962
Interest expense	(1,100)	(1,054)	(3,103)
Income before income taxes	14,929	11,784	1,483
Provision for (benefit from) income taxes	3,207	2,962	524
Income from discontinued operations	$ 0	6,856	122,129
Discontinued Operations, Disposed of by Sale [Member]
Lease Revenues		460	12,098
Depreciation, depletion and amortization		17	3,161
Operating expenses		248	1,742
Management company indirect		0	1,360
Property taxes		41	1,286
Corporate expenses		0	1,462
Total cost of operations		306	9,011
Total operating profit		154	3,087
Interest expense		0	(587)
Gain on sale of buildings		9,244	164,915
Income before income taxes		9,398	167,415
Provision for (benefit from) income taxes		2,542	45,286
Income from discontinued operations		$ 6,856	$ 122,129